Leases (Tables)	12 Months Ended
Dec. 31, 2025
Leases
Schedule of operating leases

Supplemental balance sheet information related to operating lease was as follows:

	As of December 31,
	2024	2025
	RMB	RMB
Right-of-use assets	575	124
Lease liability – current	458	-
Lease liability – non-current	99	-
Total lease liability	557	-

The weighted average remaining lease terms and discount rates for the operating lease for the years ended December 31, 2023, 2024 and 2025 were as follows:

	For the years ended December 31,
	2023	2024	2025
Weighted average remaining lease term (years)	0.17	1.18	0.17
Weighted average discount rate	4.75%	3.95%	3.95%

Schedule of lease expenses

For the years ended December 31, 2023, 2024 and 2025, the lease expenses were as follows:

	For the years ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Operating lease expense	720	354	571
Short-term lease expense	18	232	273
Total lease expense	738	586	844